INCOME TAX PAYABLE AND DEFERRED INCOME TAX ASSETS LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2021
INCOME TAX PAYABLE AND DEFERRED INCOME TAX ASSETS/LIABILITIES
Schedule of Income tax asset and liability, net

Income tax payable, net is presented below:

	As of December 31,
	2021	2020
Income tax provision	18,630	364
Withholdings and advance payments for income tax	(4,703)	(264)
Income tax payable, net	13,927	100

Income tax payable by company is presented below:

	As of December 31,
	2021	2020
Telecom	13,764	—
Núcleo	107	85
Adesol	47	11
Telecom USA	1	—
Pem	8	—
AVC Continente Audiovisual	—	3
Cable Imagen	—	1
	13,927	100

Schedule of deferred income tax assets and liabilities, net and the actions for recourse tax receivable

		As of December 31,
		2021	2020
Tax carryforward		(198)	(17,308)
Allowance for doubtful accounts		(5,231)	(4,391)
Provisions		(2,793)	(2,222)
PP&E and Intangible assets		120,819	111,854
Cash dividends from foreign companies		1,385	888
Income tax inflation adjustment effect		23,194	32,211
Other deferred tax liabilities (assets), net		(1,713)	(62)
Total deferred tax liabilities, net		135,463	120,970
Actions for recourse tax receivable		(889)	(1,331)
Total deferred tax liability, net	(*)	135,574	119,639

Net deferred tax assets		(658)	(622)
Net deferred tax liabilities		135,232	120,261

(*)  Includes $132 of currency translation adjustments on foreign subsidiaries’ initial balances.

Schedule of maturities of estimated tax carryforward

Company	Tax carryforward	Tax carryforward amount	Tax carryforward
	generation year	as of 12.31.2021	expiration year
Inter Radios	2018	1	2023
Telemás (*)	2019	454	2024
Micro Sistemas	2021	230	2026
Cable Imagen	2021	6	2026
Televisión Dirigida	2021	20	2026
AVC	2021	5	2026
		716

(*)  This company is consolidated in the financial statements of Adesol.

Schedule of income tax reconciliation between amounts computed based on statutory income tax rate and pre-tax income

	Years ended December 31,
	2021	2020	2019

	Profit (loss)
Pre-tax income	43,257	4,750	21,127
Non-taxable items – (Earnings) losses from associates	(395)	(749)	385
Non-taxable items – Costs valuation differences of foreign investments	—	(9,917)	(21,665)
Non-taxable items – Other	(471)	(2,266)	(1,632)
Restatement in current currency of Equity, goodwill and others	101,708	93,866	149,896
Subtotal	144,099	85,684	148,111
Weighted statutory income tax rate	34,34%	24,59%	26,14%
Income tax expense at weighted statutory tax rate	(49,480)	(21,070)	(38,716)
Deferred tax liability restatement in current currency and others	58,971	31,244	40,781
Income tax inflation adjustment	(41,919)	(22,403)	(31,222)
Actions for recourse	7	18	107
Income tax on cash dividends of foreign companies	(896)	(243)	(66)
Income tax expense	(*) (33,317)	(12,454)	(**) (29,116)

Current tax expense	(18,630)	(364)	(329)
Deferred tax expense	(14,687)	(12,090)	(28,787)
Income tax expense	(33,317)	(12,454)	(29,116)

(*) Includes the effect of the change in the income tax rate provided for in Law No. 27,630 for approximately $(42,800).

(**) Includes the effect of the change in the income tax rate provided for in Law No. 27,541 for approximately $(8,372).